Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities measured on a nonrecurring basis	$ 0	$ 0